Related Party Transactions (Details Narrative)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) Officers	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Related Party Transaction [Line Items]
Due from related parties, current	$ 100,000				$ 100,000
Related party note payable					(500,000)
Related party receivable					100,000
Due to related parties, current	135,932	$ 95,620		$ 95,620	135,932
Number of officers and membership holders | Officers		4
TD Legacy [Member]
Related Party Transaction [Line Items]
Due from related parties, current	100,000				100,000
Transaction fee	100,000				$ 100,000
Related party receivable			$ 100,000
Windsor Court Holdings, LLC [Member]
Related Party Transaction [Line Items]
Related party note payable	$ 500,000
Percentage ownership	25.00%				25.00%